REVENUE AND CUSTOMER CONCENTRATIONS - Breakout by Vessel Type (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Charter revenue	$ 5,258	$ 36,555	$ 20,654	$ 17,895
PSVs
Disaggregation of Revenue [Line Items]
Charter revenue	5,258	29,911	20,654	17,895
AHTS vessels
Disaggregation of Revenue [Line Items]
Charter revenue	0	3,729	0	0
Crew boats
Disaggregation of Revenue [Line Items]
Charter revenue	$ 0	$ 2,915	$ 0	$ 0